Share Capital - Summary of changes in ownership and non-controlling interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	$ 971,370	$ 457,216
Current assets	361,754	159,338
Non-current liabilities	(413,726)	(143,762)
Current liabilities	(194,640)	(150,169)
Net assets	724,758	322,623
Revenue	476,251	128,534
Gross profit	283,940	64,081
Total comprehensive income (loss)	(37,183)	(65,302)
Comprehensive income (loss) allocated to NCI	45,684	(22,101)
Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	150,311	135,541
Total comprehensive income (loss)	(36,562)	(65,302)
Comprehensive income (loss) allocated to NCI	45,363	(22,101)
Reportable Legal Entity [Member] | TSC Cresco LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	4,064	3,185
Current assets	31,489	14,081
Current liabilities	(24,209)	(13,442)
Net assets	11,344	3,824
Revenue	16,874	6,417
Gross profit	9,882	5,037
Total comprehensive income (loss)	8,440	5,747
Comprehensive income (loss) allocated to NCI	$ 2,110	$ 1,437
NCI percentage	25.00%	25.00%
Reportable Legal Entity [Member] | TSC Cresco LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 3,197	$ 1,567
Reportable Legal Entity [Member] | MedMar Inc Lakeview [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	32,680	16,667
Current assets	26,199	750
Non-current liabilities	(11,942)	(1,634)
Current liabilities	(31,706)	(1,479)
Net assets	15,231	14,304
Revenue	31,320	4,088
Gross profit	16,404	1,999
Total comprehensive income (loss)	3,559	(980)
Comprehensive income (loss) allocated to NCI	$ 441	$ (121)
NCI percentage	12.40%	12.40%
Reportable Legal Entity [Member] | MedMar Inc Lakeview [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 3,264	$ 2,907
Reportable Legal Entity [Member] | MedMar Inc Rockford [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	20,634	21,419
Current assets	37,996	1,644
Non-current liabilities	(2,279)	(1,993)
Current liabilities	(26,686)	(2,172)
Net assets	29,665	18,898
Revenue	38,417	5,310
Gross profit	20,136	2,565
Total comprehensive income (loss)	10,738	(555)
Comprehensive income (loss) allocated to NCI	$ 2,684	$ (139)
NCI percentage	25.00%	25.00%
Reportable Legal Entity [Member] | MedMar Inc Rockford [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 4,468	$ 2,081
Reportable Legal Entity [Member] | Cresco Labs Ohio LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	11,392	12,575
Current assets	41,258	30,949
Non-current liabilities	(7,113)	(95)
Current liabilities	(47,512)	(37,660)
Net assets	(1,975)	5,769
Revenue	14,646	7,759
Gross profit	3,332	2,210
Total comprehensive income (loss)	(7,996)	(6,259)
Comprehensive income (loss) allocated to NCI	$ (80)	$ (63)
NCI percentage	1.00%	1.00%
Reportable Legal Entity [Member] | Cresco Labs Ohio LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 70	$ 150
Reportable Legal Entity [Member] | SLO Cultivation Inc [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	23,848	23,317
Current assets	79,822	47,529
Non-current liabilities	(10,643)	(13,940)
Current liabilities	(120,195)	(68,822)
Net assets	(27,168)	(11,916)
Revenue	19,772	21,148
Gross profit	(4,901)	(505)
Total comprehensive income (loss)	(12,214)	(15,295)
Comprehensive income (loss) allocated to NCI	$ (2,443)	$ (3,059)
NCI percentage	20.00%	20.00%
Reportable Legal Entity [Member] | SLO Cultivation Inc [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ (5,383)	$ (2,940)
Reportable Legal Entity [Member] | Other entities including Cresco Labs LLC [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Non-current assets	878,752	380,053
Current assets	298,846	116,472
Non-current liabilities	(381,749)	(126,100)
Current liabilities	(107,753)	(78,522)
Net assets	688,096	291,903
Revenue	386,257	99,290
Gross profit	243,674	61,935
Total comprehensive income (loss)	(39,089)	(47,960)
Comprehensive income (loss) allocated to NCI	$ 42,651	$ (20,156)
NCI percentage	50.02%	56.20%
Reportable Legal Entity [Member] | Other entities including Cresco Labs LLC [Member] | Non-controlling interests [member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Net assets	$ 144,695	$ 131,776
Consolidation Elimination [Member]
Disclosure Of Non Controlling Interest And Intercompany Eliminations [Line Items]
Current assets	(153,856)	(52,087)
Current liabilities	163,421	51,928
Net assets	9,565	(159)
Revenue	(31,035)	(15,478)
Gross profit	$ (4,587)	$ (9,160)